Subsidiaries (Investments - I.C. Power Pte Ltd Restrictions) (Narrative) (Details) - 1 months ended Oct. 19, 2015 - OPC [Member] ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)
Disclosure of subsidiaries [line items]
Cash transferred and dividends paid | $	$ 77,000
Repayment of Capital Notes [Member]
Disclosure of subsidiaries [line items]
Cash transferred and dividends paid | $	58,000
Intercompany Loan [Member]
Disclosure of subsidiaries [line items]
Cash transferred and dividends paid | $	$ 19,000
NIS [Member]
Disclosure of subsidiaries [line items]
Cash transferred and dividends paid | ₪		₪ 295,000
NIS [Member] | Repayment of Capital Notes [Member]
Disclosure of subsidiaries [line items]
Cash transferred and dividends paid | ₪		222,000
NIS [Member] | Intercompany Loan [Member]
Disclosure of subsidiaries [line items]
Cash transferred and dividends paid | ₪		₪ 72,500